Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net loss	$ (15,166,868)	$ (1,986,544)	$ (43,089,977)	$ (6,922,753)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Home office allocation				(1,733,784)
Depreciation, amortization, depletion, accretion and impairment	317,564	168,864	6,188,303	6,218,182
Impairment - goodwill			8,018,217
Share-based compensation	3,720,054		3,167,772	120,675
Bad debt	2,055,743		650,562
Fees paid in termination of note payable			65,065
Loss on disposal of Norr and Elysian			144,654
(Gain) on disposal of fixed assets				681,808
Change in fair value of derivative liability	2,343,320		(2,745,309)
Common stock issued for services			1,766,667
Derivative expense	2,427,596		12,304,724
Amortization of discounts - convertible notes	414,548		396,786
Expenses incurred on convertible note			15,000
Expense recorded for advances from related parties	229,635
Amortization of discount - Series C Preferred Stock	1,145,441		1,341,362
Changes in assets and liabilities
Accounts receivable	(699,650)	(160,695)	(127,202)	159,983
Accounts receivable - related parties	(178,777)		(901,372)	56,269
Receivable - Participation Agreement	59,971		(1,440,598)
Inventory	(4,956)	(28,981)	90,205	4,456
Prepaid expenses and other assets	101,850	(648,736)	(651,578)	(4,874)
Amortization of right of use asset - operating leases	41,880	35,652	142,850	118,773
Amortization of right of use asset - financing leases	9,465		14,566
Deferred drilling costs	(317,350)		317,350
Contribution from Ecoark Holdings, Inc.		2,597,455	3,894,777	3,366,022
Operating lease liability	(39,473)	(38,476)	(155,262)	(128,001)
Accrued payable and accrued liabilities	765,370	(638,477)	2,989,252	(2,412,275)
Total adjustments	12,392,231	1,286,606	35,486,791	6,447,234
Net cash used in operating activities of continuing operations			(7,603,186)	(475,519)
Net cash used in discontinued operations			(79,438)
Net cash used in operating activities	(2,774,637)	(699,938)	(7,682,624)	(475,519)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions of oil and gas properties	(894,386)
Purchases of oil and gas properties, net of asset retirement obligations			(4,126,005)	(303,500)
Advances on note receivable			(200,000)
Payments received from note receivable			200,000
Proceeds from the sale of fixed assets				5,032
Proceeds from the sale of oil and gas properties		999,999	999,999	906,274
Purchase of fixed assets	(4,600)	(605,600)	(988,753)	(22,032)
Net cash (used in) provided by investing activities	(898,986)	394,399	(4,114,759)	585,774
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in cash overdraft		110,273	(27,918)	(109,618)
Repayments of advances from related parties	(115,199)		(542,750)
Advances from related parties	2,730,326		1,725,000
Proceeds from purchases of limited partnership interests			3,250,000
Repayment of convertible note	(625,000)
Proceeds from Series C Preferred Stock, net	1,141,000		5,146,816
Proceeds from convertible note			1,485,000
Proceeds from long-term debt		145,266
Repayment of long-term debt and note payable	(25,281)		(1,617,608)
Proceeds from Ecoark Holdings in acquisition of White River			3,000,000
Payment of finance lease liability	(7,382)		(44,417)
Net cash provided by (used in) financing activities	3,098,464	255,539	12,374,123	(109,618)
NET INCREASE IN CASH AND RESTRICTED CASH	(575,159)	(50,000)	576,740	637
CASH AND RESTRCITED CASH - BEGINNING OF YEAR	827,790	251,050	251,050	250,413
CASH AND RESTRICTED CASH - END OF YEAR	252,631	201,050	827,790	251,050
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense	165,136		29,719
Cash paid for income taxes
SUMMARY OF NON-CASH ACTIVITIES:
Net assets acquired from Fortium Holdings Corp.			46,157
Bifurcation of derivative liability from convertible note			923,956
ROU asset acquired for lease liability - financing leases			189,705
Fixed assets acquired for notes payable and long-term debt	$ 103,058		$ 1,865,539